FINANCIAL INVESTMENTS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INVESTMENTS
Investment fund - FDIC	[1]	R$ 36,169	R$ 43,522
Guarantee for legal proceedings		1,148	1,016
Total		37,317	44,538
Current		1,148	1,016
Non-current		R$ 36,169	R$ 43,522

[1]	Refer to financial investments in guarantees for lawsuits (Notes 20 and 34.b)